FS CREDIT INCOME FUND

FIFTH AMENDED AND RESTATED CLASS SHARES PLAN

Adopted: September 18, 2017

Amended and Restated: July 26, 2019

Amended and Restated: September 16, 2020

Amended and Restated: May 24, 2021

Amended and Restated: February 13, 2024

Amended and Restated: September 15, 2025

I. BACKGROUND

This Class Shares Plan (the “Plan”) for FS Credit Income Fund (the “Fund”) has been prepared to provide the Board of Trustees of the Fund (the “Board”) with an overview of the proposed multiple class structure. The Fund is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

In an order dated September 12, 2016, the U.S. Securities and Exchange Commission (the “SEC”) granted exemptive relief (the “Exemptive Order”) to certain of the Fund’s affiliates (the “Applicants”), permitting certain registered investment companies to issue multiple classes of shares with sales loads and/or asset-based distribution and/or service fees and contingent deferred sales loads (“CDSCs”). As a continuously offered registered closed-end management investment company, the investment adviser to which is under common control with the investment adviser to the Applicants, and which provides periodic liquidity with respect to its shares pursuant to Rule 13e-4 under the Securities Exchange Act of 1934, the Fund is eligible to rely on the Exemptive Order to offer multiple classes of its common shares of beneficial interest, par value $0.001 per share in accordance with Rule 18f-3 of the 1940 Act. Although not directly subject to Rule 18f-3 under the 1940 Act, as a condition to reliance on the Exemptive Order, the Fund must comply with the provisions of Rule 18f-3 as if they applied to the Fund.

This document sets forth the separate arrangements, characteristics, and expense allocations for each class and all related conversion features and exchange privileges, thus providing the framework for the Fund’s multiple class structure. In addition, the Board’s responsibilities with respect to the multiple class shares program are set forth herein. Any material amendments to the Plan will be presented to the Board for its approval.

II. MULTIPLE CLASS SHARES STRUCTURE

The Fund’s multiple class shares program will allow an investor to select the most appropriate expense structure. Specifically, the investor will be able to choose a share class that the investor believes is most beneficial given the amount of the investment, type of account through which the investment is made, length of time the investor expects to hold his or her shares and other relevant circumstances. The investor’s choice of a class also determines how the investor’s sales representative will be compensated on that sale of shares.

The Exemptive Order also authorizes the Board to create additional classes of shares that are tailored to particular types of customers and distribution channels. This flexibility will allow the Fund to quickly adapt to future changes in the marketplace.

A. CLASS SPECIFICATIONS

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The rights of each class of shares of the Fund shall be as set forth in applicable resolutions adopted by the Board.

With respect to each class of shares created hereunder: (i) each share of the Fund will represent an equal pro rata interest in the Fund; (ii) each new class will have a different class name (or other designation) that identifies the class as separate from any other class; (iii) each class may bear the expenses of the Fund’s operations which are directly attributable to such class, to the extent consistent with Rule 18f-3 under the 1940 Act, guidance by the SEC, and, to the extent relevant, guidance issued by the Internal Revenue Service; and (iv) shareholders of each class will have exclusive voting rights regarding any matter submitted to shareholders that relates solely to such class and will have separate voting rights on any matter submitted to shareholders in which the interests of that class differ from the interests of any other class. No class of shares shall entitle the holder to conversion or exchange rights. The particular attributes of Class A, Class I, Class L, Class M, Class T, Class U and Class U-2 shares, as described in the Fund’s prospectus (the “Prospectus”) filed as part of the registration statement on Form N-2 (Registration File No. 333-215074 and Registration File No. 811-23221) (the “Registration Statement”), are as follows:

Class A Shares

Shareholders of Class A shares will pay upfront selling commissions of up to 5.75% of the gross proceeds of Class A shares sold in the Fund’s public offering. Class A shares that are issued under the Fund’s distribution reinvestment plan are not subject to an upfront sales load. Class A shares are also subject to a monthly shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to Class A shares. Class A shares will not be subject to a distribution fee or CDSC.

Class I Shares

Class I shares will not carry upfront selling commissions, distribution fees, shareholder servicing fees or CDSCs.

Class L Shares

Shareholders of Class L shares will pay upfront selling commissions of up to 3.50% of the gross proceeds of Class L shares sold in the Fund’s public offering. Class L shares that are issued under the Fund’s distribution reinvestment plan are not subject to an upfront sales load. Class L shares are also subject to a monthly shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to Class L shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act (a “12b-1 Plan”), Class L shares will be subject to a monthly distribution fee at an annual rate equal to 0.25% of the average daily nets assets attributable to the Fund’s Class L shares, subject to compliance with the limitations on aggregate sales charges as determined in accordance with applicable rules of The Financial Industry Regulatory Authority, Inc. (“FINRA”). Class L shares will not be subject to a CDSC.

Class M Shares

Pursuant to a 12b-1 Plan, Class M shares will be subject to a monthly distribution fee at an annual rate equal to 0.25% of the average daily nets assets attributable to the Fund’s Class M shares, subject to compliance with the limitations on aggregate sales charges as determined in accordance with applicable rules of FINRA. Class M Shares will not carry upfront selling commissions, shareholder servicing fees or CDSCs.

Class T Shares

Shareholders of Class T shares will pay upfront selling commissions of up to 3.50% of the gross proceeds of Class T shares sold in the Fund’s public offering. Class T shares that are issued under the Fund’s distribution reinvestment plan are not subject to an upfront sales load. Class T shares are also subject to a monthly shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to Class T shares. Pursuant to a 12b-1 Plan, Class T shares will be subject to a monthly distribution fee at an annual rate equal to 0.25% of the average daily nets assets attributable to the Fund’s Class T shares, subject to compliance with the limitations on aggregate sales charges as determined in accordance with applicable rules of FINRA. Class T shares will not be subject to a CDSC.

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Class U Shares

Pursuant to a 12b-1 Plan, Class U shares will be subject to a monthly distribution fee at an annual rate equal to 0.75% of the average daily nets assets attributable to the Fund’s Class U shares, subject to compliance with the limitations on aggregate sales charges as determined in accordance with applicable rules of FINRA. Class U Shares will not carry upfront selling commissions, shareholder servicing fees or CDSCs.

Class U-2 Shares

Shareholders of Class U-2 shares will pay upfront selling commissions of up to 2.50% of the gross proceeds of Class U-2 shares sold in the Fund’s public offering. Class U-2 shares that are issued under the Fund’s distribution reinvestment plan are not subject to an upfront sales load. Class U-2 shares are also subject to a monthly shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the Fund attributable to Class U-2 shares. Pursuant to the 12b-1 Plan, Class U-2 shares will be subject to a monthly distribution fee at an annual rate equal to 0.50% of the average daily nets assets attributable to the Fund’s Class U-2 shares, subject to compliance with the limitations on aggregate sales charges as determined in accordance with applicable rules of FINRA. Subject to some waiver exceptions, Class U-2 shares purchased without a sales charge will be subject to a CDSC equal to 1.50% of the lower of the cost or the NAV of such shares if the shares are redeemed for cash on or before the first day of the month in which the 18-month anniversary of the original purchase falls.

COMPLIANCE GUIDELINES

The broker-dealer or other financial intermediary selling the Fund’s shares is responsible for determining the suitability of their client’s investment in the Fund, including the determination as to which class is appropriate for the investor to purchase. The initial minimum permitted purchase is $2,500 for regular accounts and $1,000 for retirement plan accounts for Class A, Class L, Class M, Class T and Class U-2 shares and additional purchases must be in increments of $100 for regular accounts and $50 for retirement plan accounts for Class A, Class L, Class M and Class T shares, except for purchases made pursuant to the Fund’s distribution reinvestment plan. The minimum initial investment for Class U shares is $25,000, while subsequent investments may be made with at least $10,000, except for purchases made pursuant to the Fund’s distribution reinvestment plan. The minimum initial investment for Class I shares is $1,000,000, while subsequent investments may be made in any amount. Any minimum investment requirement may be waived in the Fund’s sole discretion. Class I shares may only be available through certain financial intermediaries.

III. ALLOCATION OF EXPENSES

Under the multiple class shares program, expenses related to the distribution of any particular class of common shares (and such other expenses as may be permitted by rule or order of the SEC and as the Board shall by resolution deem appropriate) shall be allocated to the shares of such class based on the methodology for the allocation of expenses reviewed and approved by the Board. Any subsequent changes to the allocation methodology must similarly be reviewed and approved by the Board. However, under Rule 18f-3, the Board’s approval of the Plan constitutes an approval of the included allocation of expenses.

The Board receives quarterly and annual statements concerning, as applicable, distribution expenditures under the Fund’s Rule 12b-1 plans. These statements, including the allocations upon which they are based, are presented to the Trustees for review.

IV. BOARD RESPONSIBILITIES

The responsibilities of the Board under the multiple class shares program and Rule 18f-3 are as follows:

A. BOARD APPROVALS

The Board must approve the initial Plan and all material amendments to the Plan. Specifically, these approvals require the vote of a majority of the trustees and a majority of the trustees who are not “interested persons” of the Fund, as such term is defined under the 1940 Act (the “Independent Trustees”). In order to approve the Plan or an amended Plan, the Board must find that the Plan, including the expense allocation, is in the best interest of each class individually and the Fund as a whole. Before any vote on the Plan, the Trustees are obligated to request and evaluate, and any agreement relating to a class arrangement shall require the parties thereto to furnish, such information as may be reasonably necessary to evaluate the Plan.

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B. MONITORING FOR CONFLICTS OF INTEREST

On an ongoing basis, and pursuant to their fiduciary responsibility under the 1940 Act, the trustees monitor the Fund for the existence of any material conflicts between the interests of the shareholders of different classes. If such a conflict arises, the Board, including a majority of the Independent Trustees, will take such action as is reasonably necessary to eliminate the conflict. The Fund’s investment adviser, FS Credit Income Advisor, LLC (“FS Credit Income Advisor”), has agreed that it will be responsible for reporting any potential or existing conflicts to the Trustees. If a conflict among classes arises, FS Credit Income Advisor will remedy such conflict at its own expense.

C. APPROVAL OF RULE 12b-1 PLANS

The implementation of the multiple class shares program has not altered the requirement under Rule 12b-1 that the Board annually approve the Fund’s 12b-1 Plan and any related agreements.

D. DIVIDEND RATE APPROVAL

The Board will be responsible for approving the Fund’s dividend distribution policy.

V. CONCLUSION

The foregoing information provides an overview of FS Credit Income Fund’s multiple class structure. In addition, this document provides the Board with an outline of their duties in monitoring the class shares program. Therefore, it is suggested that each trustee retain this document for use in connection with their future responsibilities with regard to the multiple class shares program.

Information Classification: Limited Access

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